Note 9 - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Federal net operating loss carryforward	$ 25,306	$ 15,949
Intellectual Property	61,787	0
Accrued Interest	129	0
Patent amortization	5	(6)
Deferred tax assets before valuation	87,227	15,943
Valuation allowance	(87,227)	(15,943)
Net deferred income tax assets	$ 0	$ 0